SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to May 12, 2023, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On April 4, 2023, Better transferred the third tranche of $3,750,000 (net of the accounts payable amount that was owed to a third party provider on behalf of Aurora) that was part of Amendment No. 4 of the Merger Agreement. The funds were paid net of the accounts payable amount that was owed to a third party provider on behalf of Aurora.
On April 24, 2023,the Sponsor restated its commitment to increase the amount available under the Note, if required over the period of the next twelve (12) calendar months from the date thereof, subject to an aggregate cap of $12,000,000 to reflect the estimated total costs of Aurora through May 15, 2024 in relation to the business combination, in the event the business combination is unsuccessful.
On April 24, 2023, the Company received a letter (the “SEC Notice”) from the Listing Qualifications department of Nasdaq notifying the Company that the Company no longer meets the minimum 500,000 publicly held shares required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(4) (the “Public Float Standard”). The SEC Notice states that the Company has until June 8, 2023 to provide Nasdaq with a specific plan to achieve and sustain compliance with all The Nasdaq Capital Market listing requirements, including the time frame for completion of this plan. The Notice is only a notification of deficiency, not of imminent delisting, and has no immediate effect on the listing or trading of the Company’s securities on The Nasdaq Capital Market.
The Company intends to provide Nasdaq with the Company’s plan to meet the Public Float Standard within the required timeframe and will evaluate available options to regain compliance with the Nasdaq continued listing standards, including potential arrangements to be made in connection with the Merger Agreement.
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to April 17, 2023, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On January 9, 2023, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC stating that the Company failed to hold an annual meeting of shareholders within 12 months after its fiscal year ended December 31, 2021, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company submitted a plan to regain compliance on February 17, 2023. The Company believes the combined annual and extraordinary general meeting it held on February 24, 2023 will satisfy this requirement under Nasdaq rules.
On February 7, 2023, the Company, Better and the Sponsor entered into a letter agreement, pursuant to which, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the proposed Business Combination has not been consummated by the maturity date of the bridge notes, the Sponsor will have the option, without limiting its rights under the bridge note purchase agreement to alternatively exchange its bridge notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. On the same date, the Sponsor and Better agreed to defer the maturity date of the bridge notes until September 30, 2023.
On February 8, 2023, the Company repaid an aggregate principal amount of $2.4 million under the Note. After giving effect to this repayment, the amount outstanding under the Note is approximately $412,395.
On February 23, 2023, the Company, the Sponsor, certain individuals, each of whom is a member of our board of directors and/or management team (the “Insiders”), and Better entered into a limited waiver (the “Limited Waiver”) to the Amended and Restated Letter Agreement (the “A&R Letter Agreement”), dated as of May 10, 2021, by and among us, the Sponsor and the Insiders. In the A&R Letter Agreement, the Sponsor and each Insider waived, with respect to any shares of Capital Stock (as defined in the A&R Letter Agreement) held by it, him or her, if any, any redemption rights it, he or she may have in connection with (i) a shareholder vote to approve the Business Combination (as defined in the A&R Letter Agreement), or (ii) a shareholder vote to approve certain amendments to the Company’s amended and restated articles of association (the “Redemption Restriction”).
Pursuant to the Limited Waiver, the Company and the Insiders agreed to waive the Redemption Restriction as it applies to the Sponsor to the limited extent required to allow the redemption of up to an aggregate of $17 million worth of Novator Private Placement Shares held by it in connection with the shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association held on February 24, 2023
As consideration for the Limited Waiver, the Sponsor agreed: (a) if the proposed Business Combination is completed on or before September 30, 2023, to subscribe for and purchase common stock of Better Home & Finance (the “Better Common Stock”), for aggregate cash proceeds to Better equal to the actual aggregate amount of Novator Private Placement Shares redeemed by it in connection with the Limited Waiver (the “Sponsor Redeemed Amount”) at a purchase price of $10.00 per share of Better Common Stock on the closing date of the proposed Business Combination; or (b) if the proposed Business Combination is not completed on or before September 30, 2023, to subscribe for and purchase for $35 million aggregate cash proceeds to Better, at the Sponsor’s election, (x) a number of newly issued shares of Better’s Company Series D Equivalent Preferred Stock (as defined in the bridge note purchase agreement) at a price per share that represents a 50% discount to the Pre-Money Valuation (as defined below) or (y) for a number of shares of Better’s Class B common stock at a price per share that represents a 75% discount to the Pre-Money Valuation. “Pre-Money Valuation” means the $6.9 billion pre-money equity valuation of Better based on the aggregate amount of fully diluted shares of Better’s common stock on an as-converted basis.
As further consideration for the Limited Waiver, the Sponsor agreed to reimburse the Company for reasonable and documented expenses incurred by the Company in connection with the proposed Business Combination, up to the Sponsor Redeemed Amount, to the extent such expenses are not otherwise subject to reimbursement by Better pursuant to the Merger Agreement.
On February 24, 2023, Aurora, Merger Sub and Better entered into Amendment No. 5 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.
The Company held a combined annual and extraordinary general meeting on February 24, 2023, and extended the date by which the Company has to consummate a business combination from March 8, 2023 to September 30, 2023. As part of the meeting, public shareholders redeemed 24,087,689 ordinary shares and the Sponsor redeemed 1,663,760 ordinary shares for an aggregate cash balance of approximately $263,123,592.